Label	Element	Value
Large-Cap Growth Portfolio | Large-Cap Growth Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Large-Cap Growth Portfolio
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	This Fund seeks long-term growth of capital;
Objective, Secondary [Text Block]	oef_ObjectiveSecondaryTextBlock	current income is of secondary importance.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2027
Expense Example [Heading]	oef_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 45% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	45.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of large-capitalization companies. The Fund primarily invests in the common stock of large-capitalization U.S. companies that the sub-adviser believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. The sub-adviser generally considers a company to be a large-capitalization company if the company has a market capitalization within the range of companies included in the Russell 1000 Growth Index, which measures the performance of the large-capitalization growth segment of the U.S. equity universe. As of December 31, 2025, the market capitalization range of the Russell 1000 Growth Index was approximately $1.5 billion to $4.6 trillion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $1.7 trillion.
The Fund may invest up to 20% of its assets in foreign securities of any capitalization size, including in emerging market countries, that may be U.S. dollar or foreign currency-denominated. The Fund may also invest up to 20% of its assets in the common stock of mid-capitalization and small-capitalization U.S. companies.
The sub-adviser considers the broad market sectors of investments in its management of the Fund. As of December 31, 2025, a significant portion of the Fund was represented by securities of companies in the Technology sector and the Communications sector.
In buying and selling securities for the Fund, the sub-adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.
The Fund is classified as non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.
The Fund may lend its portfolio holdings to certain financial institutions.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a large-capitalization growth domestic equity market index that the Investment Adviser considers to be representative of the large-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
FIAM LLC began managing the Fund on May 1, 2023, and some investment policies changed at that time. Other firms managed the Fund before that date.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a large-capitalization growth domestic equity market index that the Investment Adviser considers to be representative of the large-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 28.91%; Q2 2022: (23.21%)
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	28.91%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(23.21%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2025)
Large-Cap Growth Portfolio | Large-Cap Growth Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.
Large-Cap Growth Portfolio | Large-Cap Growth Portfolio | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Large-Cap Growth Portfolio | Large-Cap Growth Portfolio | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. Income from equity securities may be reduced by changes in the dividend policies of issuers and there is no guarantee that issuers will distribute dividends in the future or that dividends will remain at current levels or increase over time.

Large-Cap Growth Portfolio | Large-Cap Growth Portfolio | Growth Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

Large-Cap Growth Portfolio | Large-Cap Growth Portfolio | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

Large-Cap Growth Portfolio | Large-Cap Growth Portfolio | Active Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

Large-Cap Growth Portfolio | Large-Cap Growth Portfolio | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Non-Diversification Risk: A fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent the Fund from being managed as though it were a diversified fund.

Large-Cap Growth Portfolio | Large-Cap Growth Portfolio | Technology Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Technology Sector Risk: Companies in the Technology sector face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. companies in the Technology sector have diverse operations, with products or services in foreign markets, exposing them to risks associated with foreign markets.

Large-Cap Growth Portfolio | Large-Cap Growth Portfolio | Communications Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Communications Sector Risk: Companies in the Communications sector may be adversely impacted by rapid obsolescence of products and services as a result of technological improvements and innovations, intense competitive pressures such as pricing and cost competition and technological advancements by competitors, and changing consumer preferences which create unpredictability with supply and demand for a company’s products. Companies in the communications sector may also be affected by outsized research and development costs, substantial capital requirements and changes in government regulation. While all companies are susceptible to cybersecurity breaches, certain companies in the communications sector may be particular targets of hacking and potential theft of information or disruptions in service, which could have a material adverse effect on their businesses.

Large-Cap Growth Portfolio | Large-Cap Growth Portfolio | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.

Large-Cap Growth Portfolio | Large-Cap Growth Portfolio | Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

Large-Cap Growth Portfolio | Large-Cap Growth Portfolio | Foreign (Non-U.S.) Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

Large-Cap Growth Portfolio | Large-Cap Growth Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

Large-Cap Growth Portfolio | Large-Cap Growth Portfolio | Mid-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

Large-Cap Growth Portfolio | Large-Cap Growth Portfolio | Small-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

Large-Cap Growth Portfolio | Large-Cap Growth Portfolio | Underlying Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Large-Cap Growth Portfolio | Large-Cap Growth Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Large-Cap Growth Portfolio | Large-Cap Growth Portfolio | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.95%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	295
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	518
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,159
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	89
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	295
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	518
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,159
Large-Cap Growth Portfolio | Large-Cap Growth Portfolio | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.70%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.75%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	232
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	409
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	923
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	68
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	232
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	409
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 923
Large-Cap Growth Portfolio | Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.56%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.32%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.13%
Large-Cap Growth Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.82%
Large-Cap Growth Portfolio | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	0.51%
Annual Return [Percent]	oef_AnnlRtrPct	33.69%
Annual Return [Percent]	oef_AnnlRtrPct	1.89%
Annual Return [Percent]	oef_AnnlRtrPct	32.34%
Annual Return [Percent]	oef_AnnlRtrPct	38.35%
Annual Return [Percent]	oef_AnnlRtrPct	20.27%
Annual Return [Percent]	oef_AnnlRtrPct	(37.90%)
Annual Return [Percent]	oef_AnnlRtrPct	45.12%
Annual Return [Percent]	oef_AnnlRtrPct	29.97%
Annual Return [Percent]	oef_AnnlRtrPct	15.39%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Class I (incepted January 2, 2001)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.39%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.20%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.08%
Performance Inception Date	oef_PerfInceptionDate	Jan. 02, 2001
Large-Cap Growth Portfolio | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Class P (incepted May 2, 2011)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.62%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.31%
Performance Inception Date	oef_PerfInceptionDate	May 02, 2011

[1]	The investment adviser has agreed to waive 0.08% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.